BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Gibraltar - 0.7%
Hotels, Restaurants & Leisure - 0.7%
888 Holdings PLC	305,208	$1,620,379

Guernsey - 5.9%
IT Services - 5.9%
Amdocs, Ltd.	164,367	12,715,431

Israel - 60.4%
Aerospace & Defense - 2.8%
Elbit Systems, Ltd.	39,653	5,132,759
RADA Electronic Industries, Ltd. (a)	82,449	1,004,229
Total Aerospace & Defense		6,136,988
Auto Components - 0.2%
Foresight Autonomous Holdings, Ltd. - ADR (a)(b)	115,528	490,994
Biotechnology - 0.4%
Kamada, Ltd. (a)	71,186	417,052
UroGen Pharma, Ltd. (a)(b)	23,044	351,882
Total Biotechnology		768,934
Capital Markets - 0.2%
Electreon Wireless, Ltd. (a)	8,811	531,609
Communications Equipment - 2.6%
AudioCodes, Ltd. (b)	38,824	1,284,686
BATM Advanced Communications, Ltd. (a)	475,042	579,584
Ceragon Networks, Ltd. (a)	136,059	512,942
Gilat Satellite Networks, Ltd.	64,636	653,070
Ituran Location and Control, Ltd.	23,080	628,699
Radware, Ltd. (a)	50,817	1,564,148
Silicom, Ltd. (a)	11,027	485,850
Total Communications Equipment		5,708,979
Diversified Financial Services - 1.2%
Plus500, Ltd.	135,402	2,500,473
Electrical Equipment - 0.2%
Augwind Energy Tech Storage, Ltd. (a)	25,643	534,624
Health Care Equipment & Supplies - 3.1%
Inmode, Ltd. (a)	53,607	5,075,510
Nano-X Imaging, Ltd. (a)(b)	49,352	1,581,732
Total Health Care Equipment & Supplies		6,657,242
Household Durables - 0.6%
Maytronics, Ltd.	65,428	1,362,895
Independent Power and Renewable Electricity Producers - 1.9%
Doral Group Renewable Energy Resources, Ltd. (a)	100,514	474,491
Energix-Renewable Energies, Ltd.	342,956	1,316,007
Enlight Renewable Energy, Ltd. (a)	1,051,212	2,255,487
Total Independent Power and Renewable Electricity Producers		4,045,985
Internet & Direct Marketing Retail - 5.2%
Fiverr International, Ltd. (a)	46,922	11,378,116
IT Services - 9.4%
Formula Systems 1985, Ltd.	11,774	1,056,361
Matrix IT, Ltd.	44,422	1,200,701
One Software Technologies, Ltd.	44,626	668,812
Splitit, Ltd. (a)(b)	894,224	348,725
Wix.com, Ltd. (a)(b)	59,243	17,197,058
Total IT Services		20,471,657
Life Sciences Tools & Services - 0.4%
Compugen, Ltd. (a)(b)	113,284	937,992
Machinery - 3.0%
Kornit Digital, Ltd. (a)	50,994	6,340,084
Media - 1.0%
Perion Network, Ltd. (a)	49,781	1,066,309
Tremor International, Ltd. (a)	101,133	996,067
Total Media		2,062,376
Pharmaceuticals - 0.2%
Redhill Biopharma, Ltd. - ADR (a)(b)	59,786	411,328
Semiconductors & Semiconductor Equipment - 3.8%
Camtek, Ltd. (a)	34,671	1,307,443
Nova Measuring Instruments, Ltd. (a)	27,327	2,805,499
Tower Semiconductor, Ltd. (a)	138,006	4,073,106
Total Semiconductors & Semiconductor Equipment		8,186,048
Software - 21.9% (d)
Allot Communications, Ltd. (a)	40,297	799,090
Check Point Software Technologies, Ltd. (a)	128,207	14,888,679
Cognyte Software, Ltd. (a)	102,281	2,505,885
CyberArk Software, Ltd. (a)	54,261	7,068,580
Hilan, Ltd.	19,358	933,416
Jfrog, Ltd. (a)(b)	70,829	3,224,136
Magic Software Enterprises, Ltd.	37,161	600,020
Nice, Ltd. (a)	70,464	17,208,851
Tufin Software Technologies, Ltd. (a)	47,286	431,248
Total Software		47,659,905
Technology Hardware, Storage & Peripherals - 2.3%
Nano Dimension, Ltd. - ADR (a)(b)	390,780	3,220,027
Stratasys, Ltd. (a)(b)	67,044	1,733,758
Total Technology Hardware, Storage & Peripherals		4,953,785
Total Israel		131,140,014

Jersey - 7.5%
Health Care Equipment & Supplies - 7.5%
Novocure, Ltd. (a)(b)	73,646	16,336,155

United Kingdom - 0.6%
Software - 0.6% (d)
Sapiens International Corp. NV	44,414	1,190,676

United States - 24.5%
Biotechnology - 0.0%
Pluristem Therapeutics, Inc. (a)	1	4
Electric Utilities - 1.3%
Ormat Technologies, Inc.	42,251	2,925,034
Electronic Equipment, Instruments & Components - 0.4%
Powerfleet, Inc. (a)	56,401	406,087
Vishay Precision Group, Inc. (a)	16,291	554,546
Total Electronic Equipment, Instruments & Components		960,633
Entertainment - 3.6%
Playtika Holding Corp. (a)(b)	322,540	7,689,354
Insurance - 2.6%
Lemonade, Inc. (a)(b)	50,596	5,535,708
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (a)(b)	53,364	714,010
Semiconductors & Semiconductor Equipment - 8.9%
CEVA, Inc. (a)	28,344	1,340,671
DSP Group, Inc. (a)	34,890	516,372
SolarEdge Technologies, Inc. (a)(b)	63,332	17,503,065
Total Semiconductors & Semiconductor Equipment		19,360,108
Software - 7.4% (d)
LivePerson, Inc. (a)	63,427	4,068,091
Varonis Systems, Inc. (a)	144,417	8,321,308
Verint Systems, Inc. (a)(b)	80,185	3,613,938
Total Software		16,003,337
Total United States		53,188,188
TOTAL COMMON STOCKS (Cost $166,526,381)		216,190,843

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	68,292,441	68,292,441
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLATTERAL (Cost $68,292,441)		68,292,441

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	916,721	916,721
TOTAL SHORT-TERM INVESTMENTS (Cost $916,721)		916,721

Total Investments (Cost $235,735,543) - 131.4%		285,400,005
Liabilities in Excess of Other Assets - (31.4)%		(68,236,000)
TOTAL NET ASSETS - 100.0%		$217,164,005

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2021.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021, the Fund had a significant portion of its assets invested in the Software Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$216,190,843	$-	$-	$216,190,843
Short-Term Investments	916,721	-	-	916,721
Investments Purchased with Securities Lending Collateral*	-	-	-	68,292,441
Total Investments in Securities	$217,107,564	$-	$-	$285,400,005

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.